Summary of RSU and PSU Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period	353,244
Granted	346,108
Shares vested	0	0
Forfeited	(7,837)
Outstanding at ending of period	691,515	353,244
Weighted Average Fair Value
Outstanding at beginning of period	$ 33.04
Granted	$ 39.51
Forfeited	$ 20.22
Outstanding at end of period	$ 39.66	$ 33.04
Weighted Average Remaining Contractual Life
Outstanding at end of period	2 years 3 months 11 days	2 years 4 months 6 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period	846,459
Granted	491,736
Shares vested	(89,889)
Forfeited	(43,841)
Outstanding at ending of period	1,204,465	846,459
Weighted Average Fair Value
Outstanding at beginning of period	$ 27.05
Granted	$ 41.18
Shares vested	$ 28.16
Forfeited	$ 28.45
Outstanding at end of period	$ 32.59	$ 27.05
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 11 months 5 days	1 year 9 months 7 days